Offerings	Aug. 13, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Notes due 2030
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 599,448,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,775.49
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.150% Notes due 2035
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 398,808,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,057.50
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.